STOCKHOLDERS' EQUITY (Details Narrative 1) - USD ($)							1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 27, 2018	Mar. 31, 2018	Aug. 09, 2017	Apr. 30, 2018	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 28, 2018	Jan. 30, 2018
Warrant Exercise price (in dollars per share)													$ 0.15		$ 0.15
Shares issued during period value											$ 1,154,211	$ 1,153,645	$ 1,360,250
Shares issued during period												16,513,311	120,000
Proceeds from issuance of convertible stock											$ 2,311,438	$ 2,312,005
Common stock issued										111,252,373		102,553,706	53,873,872
Share-based payment for settlement agreement with shareholders					$ 279,000								$ 331,912
Exercised total share price										200,000		22,809,908
Private Placement [Member]
Number of share cancelled				607,143
Third Party [Member]
Share-based payment for settlement agreement with shareholders					279,000
Related Party [Member]
Share-based payment for settlement agreement with shareholders					$ 139,500
Common Stock [Member]
Restricted stock awards granted											2,212,500		2,175,000
Common stock sold													503,432
Shares issued during period value									$ (607)		$ 15,906	$ 15,906	$ 19,452
Shares issued during period									(607,143)		15,906,168	15,906,168	19,451,575
Common Stock [Member] | Common stock and warrant [Member]
Common stock sold													715,000
Warrant term													5 years
Board of Director [Member]
Warrant Exercise price (in dollars per share)													$ 0.15
Issuance of shares cashless exercise of options related to services								4,027,778
Proceeds from issuance of convertible stock											$ 2,076,486
Board of Director [Member] | Private Placement [Member]
Proceeds From Issuance of Private Placement								$ 2,100,000				$ 530,777
Board of Director [Member] | Settlement Agreement [Member]
Warrant Exercise price (in dollars per share)					$ 0.40
Common stock issued					500,000
Amount of Settlement paid					$ 500,000
Share-based payment for settlement agreement with shareholders					$ 139,500
Number of common stock called by warrants (in shares)					3,700,000
Board of Director [Member] | Common Stock [Member]
Restricted stock awards granted						300,000					300,000	300,000
Common stock sold											20,764,860	20,791,023
Proceeds from issuance of convertible stock											$ 12,054,576	$ 12,054,576
Number of common stock called by warrants (in shares)					3,700,000
Shares issued to convert accounts payable								1,749,683
Board of Director [Member] | Common Stock [Member] | Common stock and warrant [Member]
Shares issued during period												16,513,311
Restricted Stock Units (RSUs) [Member]
Restricted stock/Restricted stock units, Expense												$ 8,625	$ 6,750
Restricted Stock Units (RSUs) [Member] | Consulting Service Agreement [Member]
Restricted stock vested, shares											37,500
Restricted stock vested, amount											8,625
Restricted Stock [Member]
Option vesting														150,000
Restricted Stock [Member] | Two Director [Member]
Restricted stock awards granted											600,000	600,000
Restricted Stock [Member] | Director and Chief Executive Officer [Member]
Restricted stock vested, shares									150,000			150,000
Restricted stock awards granted									1,425,000			1,425,000
Restricted stock awards granted term									1 year			1 year
Warrant [Member]
Warrant Exercise price (in dollars per share)															$ 0.10
Shares issued during period												16,513,311
Warrant [Member] | Common stock and warrant [Member]
Common stock sold													715,000
Warrant term													5 years
Warrant [Member] | Board of Director [Member]
Common stock sold											20,764,860	20,787,784
Warrant Exercise price (in dollars per share)			$ 0.15	$ 0.10				$ 0.15
Shares issued during period												20,787,784
Proceeds from issuance of convertible stock											$ 1,205,458	$ 1,205,458
Shares issued to convert accounts payable								1,749,683
Exercised total share price			1,439,524
Exercised total price			$ 215,929
Number of cashless exercise of warrants	11,678	366,047
Number of disposed share	4,680	190,386
Number of issuance share	6,998	175,661
Warrant [Member] | Board of Director [Member] | Common stock and warrant [Member]
Restricted stock awards granted											300,000
Common stock sold												7,590,111
Shares issued during period												16,513,311
Warrant [Member] | Member of Board [Member]
Warrant Exercise price (in dollars per share)			$ 0.15					$ 0.15
Shares issued during period value			$ 215,929					$ 15,731
Shares issued during period			1,439,524					104,876
Stock Option [Member] | Warrant [Member] | Chief Executive Officer (Patrick White) [Member]
Warrant Exercise price (in dollars per share)							$ 0.01
Shares issued during period value							$ 1,000
Shares issued during period							100,000
Stock Option [Member] | Board of Director [Member]
Issuance of shares cashless exercise of options related to services								5,000,000
Number of disposed share								972,222